ACCOUNTING POLICIES - Other Intangibles (Details)	Dec. 31, 2025
Minimum
Finite Lived Intangible Asset Useful Life [Abstract]
Finite-lived intangible asset, useful life	10 years
Maximum
Finite Lived Intangible Asset Useful Life [Abstract]
Finite-lived intangible asset, useful life	15 years